PIONEER VARIABLE CONTRACTS TRUST

Pioneer Strategic Income VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2020

Schedule of Investments I 3/31/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 91.5%
	COMMON STOCKS - 0.0%† of Net Assets
	Household Durables - 0.0%†
15,463(a)	Desarrolladora Homex SAB de CV	$25
	Total Household Durables	$25
	Paper & Forest Products - 0.0%†
1,032(a)	Emerald Plantation Holdings, Ltd.	$31
	Total Paper & Forest Products	$31
	TOTAL COMMON STOCKS
	(Cost $5,517)	$56
	CONVERTIBLE PREFERRED STOCK - 1.1% of Net Assets
	Banks - 1.1%
295(b)	Wells Fargo & Co., 7.5%	$375,836
	Total Banks	$375,836
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $375,673)	$375,836

Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - 7.5% of Net Assets
100,000	Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.6%, 6/17/24 (144A)	$62,024
26,284(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	25,792
149,018	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	147,004
29,550	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	26,298
39,137	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	27,183
79,830(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M2, 3.25%, 8/25/58 (144A)	72,940
10,287	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	10,262
100,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	98,456
100,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	88,737
100,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	82,740
100,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	93,653
78,662	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	73,705
97,542	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	86,318
100,000(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.757%, 11/25/60 (144A)	82,335
150,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 4.022%, 4/25/55 (144A)	134,168
150,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.209%, 2/25/55 (144A)	141,076
100,000(d)	Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.556%, 8/25/55 (144A)	89,112
150,000(d)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.13%, 4/25/56 (144A)	141,374
125,000(d)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.992%, 7/25/56 (144A)	115,161
100,000(d)	Towd Point Mortgage Trust, Series 2016-5, Class M2, 3.375%, 10/25/56 (144A)	89,405
150,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 3.944%, 10/25/56 (144A)	128,824
70,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)	64,111
150,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.75%, 7/25/57 (144A)	130,633
175,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.606%, 6/25/57 (144A)	156,795
165,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	151,198
155,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	141,147
50,000(d)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	46,390
100,000(d)	Towd Point Mortgage Trust, Series 2019-3, Class M1, 4.25%, 2/25/59 (144A)	89,688
	TOTAL ASSET BACKED SECURITIES
	(Cost $2,921,951)	$2,596,529
	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.8% of Net Assets
85,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	$84,464
40,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	37,801
25,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B2, 4.5%, 6/28/57 (144A)	23,877
124,007(d)	Chase Home Lending Mortgage Trust, Series 2019-1, Class B1, 3.967%, 3/25/50 (144A)	107,057
50,000(d)	CIM Trust, Series 2017-7, Class M2, 4.0%, 4/25/57 (144A)	48,197
178,889(d)	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2, Class A1, 3.25%, 7/25/67 (144A)	171,744
135,000(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.0%, 9/25/64 (144A)	113,352
84,649(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	85,791
60,000(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP3, Class M1, 3.25%, 3/25/61 (144A)	53,163
68,765(e)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 3.397% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	56,987
100,000(e)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 5.097% (1 Month USD LIBOR + 415 bps), 8/25/31 (144A)	45,827
113,283(e)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 3.247% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	93,748
30,000(e)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 6.197% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	17,573
100,000(e)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 4.697% (1 Month USD LIBOR + 375 bps), 9/25/39 (144A)	51,453
100,000(e)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 3.047% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	77,313
100,000(e)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 3.047% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	80,573
30,000(e)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 4.513% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	20,029
50,000(e)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 4.513% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	33,383
19,497(d)	CSMC Trust, Series 2013-IVR4, Class B4, 3.483%, 7/25/43 (144A)	18,044

Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
44,061(d)	CSMC Trust, Series 2015-1, Class B4, 3.938%, 1/25/45 (144A)	$41,094
150,000(e)	Eagle Re, Ltd., Series 2019-1, Class B1, 5.447% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	136,205
109,540(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 2.947% (1 Month USD LIBOR + 200 bps), 3/25/31	96,366
169,936(e)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 5.325% (1 Month USD LIBOR + 603 bps), 7/15/42	35,325
96,538(e)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 5.845% (1 Month USD LIBOR + 655 bps), 8/15/42	20,065
4,063	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	4,335
81,058(e)(f)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 5.603% (1 Month USD LIBOR + 655 bps), 8/25/41	10,577
89,226(e)(f)	Federal National Mortgage Association REMICS, Series 2018-43, Class SM, 5.253% (1 Month USD LIBOR + 620 bps), 6/25/48	13,101
114,107(e)(f)	Federal National Mortgage Association REMICS, Series 2019-33, Class S, 5.103% (1 Month USD LIBOR + 605 bps), 7/25/49	13,967
93,972(e)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class PS, 5.103% (1 Month USD LIBOR + 605 bps), 8/25/49	11,299
94,422(e)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class SM, 5.103% (1 Month USD LIBOR + 605 bps), 8/25/49	12,584
83,722	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 2.0%, 12/26/68	85,828
106,573(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class B3, 4.505%, 5/25/48 (144A)	91,742
30,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 3.447% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	10,143
50,000(e)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.911% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	32,174
150,000(e)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 5.197% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	68,891
100,000(e)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 3.247% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	81,521
99,272(e)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 3.297% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	83,803
60,000(e)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 4.997% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	25,981
29,339	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	33,011
9,997	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	10,236
184,671(e)(f)	Government National Mortgage Association, Series 2019-90, Class SA, 2.527% (1 Month USD LIBOR + 330 bps), 7/20/49	16,828
510,945(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.5%, 9/20/49	36,730
374,768(e)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 2.647% (1 Month USD LIBOR + 342 bps), 9/20/49	33,850
375,209(e)(f)	Government National Mortgage Association, Series 2019-121, Class SA, 2.577% (1 Month USD LIBOR + 335 bps), 10/20/49	37,757
566,653(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.5%, 10/20/49	63,840
1,216,014(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.5%, 10/20/49	123,627
330,690(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	28,996
263,733(e)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 2.577% (1 Month USD LIBOR + 335 bps), 1/20/50	26,417
100,000(e)	Home Partners of America Trust, Series 2017-1, Class D, 2.7% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	90,011
69,690(e)	Home Partners of America Trust, Series 2018-1, Class A, 1.7% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	63,510
24,325(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.726%, 1/25/44 (144A)	22,515
98,174(d)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	99,677
122,622(d)	JP Morgan Mortgage Trust, Series 2019-INV2, Class A3, 3.5%, 2/25/50 (144A)	124,243
95,269(d)	JP Morgan Mortgage Trust, Series 2019-INV3, Class A3, 3.5%, 5/25/50 (144A)	94,394
80,257(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	81,671
18,120(e)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	18,505
60,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M1, 3.25%, 7/25/59 (144A)	57,096
99,816(d)	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.5%, 10/25/69 (144A)	88,576
159,706(d)	Mill City Mortgage Loan Trust, Series 2019-1, Class M3, 3.5%, 10/25/69 (144A)	126,378
141,289(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.75%, 7/25/59 (144A)	137,389
100,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M1, 3.0%, 7/25/59 (144A)	84,628
91,946(d)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	91,884
91,795(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	92,720
100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	93,673
164,262(d)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	162,839
55,035(d)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	53,221
45,305(d)	Sequoia Mortgage Trust, Series 2013-6, Class B3, 3.521%, 5/25/43	42,811
65,192(d)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	63,595
120,031(d)	Sequoia Mortgage Trust, Series 2019-CH3, Class A1, 4.0%, 9/25/49 (144A)	121,985
75,000(d)	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.0%, 3/25/54 (144A)	71,900
60,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	57,303
70,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	66,719
55,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.5%, 2/25/55 (144A)	52,181
100,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.5%, 10/25/56 (144A)	94,366

	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	150,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	$118,947
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $5,529,462)	$4,779,406
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9% of Net Assets
	40,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	$43,869
	100,000(d)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.488%, 4/10/29 (144A)	95,803
	30,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	33,230
	40,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	41,469
	100,000(e)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 3.055% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	96,852
	150,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	163,294
	100,000(e)	CLNY Trust, Series 2019-IKPR, Class E, 3.426% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	67,799
	25,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	24,969
	100,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.124%, 8/10/50 (144A)	91,888
	100,000(d)	COMM Mortgage Trust, Series 2014-CR16, Class C, 4.928%, 4/10/47	90,009
	100,000(d)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	75,139
	50,000(d)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.54%, 8/10/48	49,019
	75,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	71,991
	100,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.271%, 4/15/50	85,432
	50,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.33%, 11/15/48	48,767
	50,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.58%, 11/15/48	37,439
	100,000(d)	FREMF Mortgage Trust, Series 2016-K52, Class B, 3.924%, 1/25/49 (144A)	97,174
	30,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.035%, 7/25/27 (144A)	28,823
	97,447(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	73,078
	100,000(e)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 3.205% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	77,328
	100,000(e)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.705% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	77,061
	50,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.735%, 1/15/49	42,742
	50,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	49,631
	100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	68,969
	100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	97,512
	15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	10,673
	100,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	101,664
	100,000(e)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 4.197% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)	69,057
	100,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.504%, 2/25/52 (144A)	52,187
	52,960(d)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	44,460
	1,000,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.327%, 3/15/51	25,644
	920	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2, 2.819%, 8/15/50	919
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $2,339,441)	$2,033,891
		CONVERTIBLE CORPORATE BONDS - 0.4% of Net Assets
		Biotechnology - 0.2%
	50,000	Exact Sciences Corp., 0.375%, 3/1/28	$39,227
	54,000	Insmed, Inc., 1.75%, 1/15/25	45,093
		Total Biotechnology	$84,320
		Pharmaceuticals - 0.2%
	19,000	Jazz Investments I, Ltd., 1.5%, 8/15/24	$16,682
	31,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	28,692
		Total Pharmaceuticals	$45,374
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $134,203)	$129,694
		CORPORATE BONDS - 36.9% of Net Assets
		Advertising - 0.0%†
	15,000	Lamar Media Corp., 3.75%, 2/15/28 (144A)	$14,061
	10,000	Lamar Media Corp., 4.0%, 2/15/30 (144A)	9,300
		Total Advertising	23,361
		Aerospace & Defense - 0.6%
	237,000	Boeing Co., 3.75%, 2/1/50	$216,290
		Total Aerospace & Defense	$216,290
		Agriculture - 0.9%
EUR	155,000	Altria Group, Inc., 3.125%, 6/15/31	$167,338
	125,000	Reynolds American, Inc., 4.45%, 6/12/25	125,747
		Total Agriculture	$293,085
		Airlines - 0.3%
	26,952	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 5/15/21 (144A)	$27,322
	76,517	Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27	68,866
		Total Airlines	$96,188
		Auto Manufacturers - 0.7%
	135,000	Ford Motor Co., 4.346%, 12/8/26	$105,338

	Principal Amount USD ($)		Value
		Auto Manufacturers - (continued)
	152,000	General Motors Co., 6.6%, 4/1/36	$132,184
		Total Auto Manufacturers	$237,522
		Auto Parts & Equipment - 0.1%
	45,000	Lear Corp., 3.5%, 5/30/30	$38,961
		Total Auto Parts & Equipment	$38,961
		Banks - 8.8%
	200,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$203,340
INR	4,700,000	Asian Development Bank, 6.15%, 2/25/30	61,383
	100,000(d)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	96,001
	65,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	65,001
ARS	1,000,000(e)	Banco de la Ciudad de Buenos Aires, 33.579% (BADLARPP + 399 bps), 12/5/22	10,505
	70,000(d)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	80,128
	120,000(b)(d)	Bank of America Corp., 4.3% (3 Month USD LIBOR + 266 bps)	103,200
	200,000	Barclays Plc, 4.375%, 1/12/26	201,000
	210,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	185,325
	155,000(b)(d)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	132,773
	400,000(b)(d)	Credit Suisse Group AG, 5.1% (5 Year CMT Index + 329 bps) (144A)	309,000
	210,000(b)(d)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	173,501
	32,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	25,120
	60,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	63,855
	200,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	171,767
	160,000(b)(d)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	140,032
	195,000(b)(d)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	183,152
	200,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	204,180
	200,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	186,358
	200,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	195,000
EUR	107,600(b)	Stichting AK Rabobank Certificaten, 6.5%	106,737
	200,000(b)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	188,000
		Total Banks	$3,085,358
		Beverages - 1.4%
	241,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$283,270
	200,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	216,985
		Total Beverages	$500,255
		Building Materials - 0.2%
	10,000	Builders FirstSource, Inc., 5.0%, 3/1/30 (144A)	$9,000
	60,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	57,900
		Total Building Materials	$66,900
		Chemicals - 0.6%
	26,000	CF Industries, Inc., 4.95%, 6/1/43	$24,692
EUR	100,000	INEOS Finance Plc, 2.875%, 5/1/26 (144A)	99,124
	19,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	15,960
	59,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	49,708
	22,000	Sherwin-Williams Co., 3.3%, 5/15/50	20,597
		Total Chemicals	$210,081
		Commercial Services - 0.7%
	25,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$24,562
	35,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	31,325
	38,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)	33,968
	35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	34,300
	45,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	38,813
	50,000	United Rentals North America, Inc., 3.875%, 11/15/27	47,250
	35,000	United Rentals North America, Inc., 4.875%, 1/15/28	33,950
	8,000	Verisk Analytics, Inc., 5.5%, 6/15/45	10,161
		Total Commercial Services	$254,329
		Diversified Financial Services - 0.4%
	145,000	Global Aircraft Leasing Co., Ltd., 6.5%, 9/15/24 (144A)	$93,380
	10,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	8,500
	39,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	38,134
	14,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	12,670
		Total Diversified Financial Services	$152,684
		Electric - 3.5%
	151,000(b)(d)	Dominion Energy, Inc., 4.65% (5 Year CMT Index + 299 bps)	$135,145
	200,000(b)(d)	Duke Energy Corp., 4.875% (5 Year CMT Index + 339 bps)	168,000
	40,000	Duke Energy Indiana LLC, 2.75%, 4/1/50	37,533
	65,000	Iberdrola International BV, 6.75%, 7/15/36	92,232
	47,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	43,538
	17,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	16,575
	200,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	202,346
	95,000	Sempra Energy, 3.4%, 2/1/28	95,192
	88,000	Southern California Edison Co., 3.65%, 2/1/50	85,387
	65,000	Southern California Edison Co., 4.875%, 3/1/49	74,998
	150,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	133,530
	19,000	Vistra Operations Co. LLC, 4.3%, 7/15/29 (144A)	16,846
	72,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	74,250
		Total Electric	$1,175,572

	Principal Amount USD ($)		Value
		Electrical Components & Equipments - 0.3%
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$88,282
		Total Electrical Components & Equipments	$88,282
		Electronics - 0.5%
	197,000	Flex, Ltd., 4.875%, 6/15/29	$184,726
		Total Electronics	$184,726
		Energy-Alternate Sources - 0.3%
	53,358	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$62,408
	19,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	18,430
		Total Energy-Alternate Sources	$80,838
		Entertainment - 0.1%
	15,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	$9,225
	15,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	9,375
	31,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	19,843
		Total Entertainment	$38,443
		Environmental Control - 0.1%
	42,000	Covanta Holding Corp., 6.0%, 1/1/27	$34,982
	21,000	Tervita Corp., 7.625%, 12/1/21 (144A)	14,700
		Total Environmental Control	$49,682
		Food - 0.9%
	30,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$29,925
	50,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	53,375
	39,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	40,267
	200,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	176,502
	25,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	22,489
		Total Food	$322,558
		Forest Products & Paper - 0.5%
	70,000	International Paper Co., 4.8%, 6/15/44	$69,369
	16,000	International Paper Co., 6.0%, 11/15/41	20,569
	53,000	International Paper Co., 7.3%, 11/15/39	67,695
		Total Forest Products & Paper	$157,633
		Hand/Machine Tools - 0.1%
	35,000(d)	Stanley Black & Decker, Inc., 4.0% (5 Year CMT Index + 266 bps), 3/15/60	$33,166
		Total Hand/Machine Tools	$33,166
		Healthcare-Products - 0.2%
	75,000	Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)	$75,398
		Total Healthcare-Products	$75,398
		Healthcare-Services - 1.0%
	55,000	Centene Corp., 3.375%, 2/15/30 (144A)	$51,150
	20,000	Centene Corp., 4.25%, 12/15/27 (144A)	19,600
	35,000	Centene Corp., 4.625%, 12/15/29 (144A)	35,175
	41,000	HCA, Inc., 3.5%, 9/1/30	37,196
	50,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	40,750
	50,000	NYU Langone Hospitals, 4.428%, 7/1/42	54,317
	30,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	28,575
	43,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	36,335
		Total Healthcare-Services	$303,098
		Home Builders - 0.1%
	9,000	KB Home, 6.875%, 6/15/27	$9,000
	19,000	Meritage Homes Corp., 6.0%, 6/1/25	17,528
		Total Home Builders	$26,528
		Insurance - 1.8%
	85,000	AXA SA, 8.6%, 12/15/30	$113,059
	132,000	CNO Financial Group, Inc., 5.25%, 5/30/29	128,077
	60,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	74,745
	120,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	127,463
	44,000	Progressive Corp., 3.95%, 3/26/50	51,383
	110,000	Prudential Financial, Inc., 3.0%, 3/10/40	99,746
		Total Insurance	$594,473
		Internet - 0.5%
	121,000	Expedia Group, Inc., 3.25%, 2/15/30	$101,288
	100,000	Expedia Group, Inc., 3.8%, 2/15/28	86,439
		Total Internet	$187,727
		Leisure Time - 0.2%
	94,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$68,728
		Total Leisure Time	$68,728
		Media - 0.9%
	29,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$28,855
	200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	206,980
	97,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	64,869
		Total Media	$300,704
		Mining - 1.0%
	200,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	$198,105
	132,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	118,140
	30,000	Novelis Corp., 4.75%, 1/30/30 (144A)	26,700
		Total Mining	$342,945

	Principal Amount USD ($)		Value
		Miscellaneous Manufacturers - 0.0%†
	14,000	Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	$13,621
		Total Miscellaneous Manufacturers	$13,621
		Multi-National - 0.7%
	200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$188,334
IDR	980,000,000	Inter-American Development Bank, 7.875%, 3/14/23	61,375
		Total Multi-National	$249,709
		Oil & Gas - 1.9%
	50,000	Apache Corp., 4.25%, 1/15/30	$25,895
	95,000	Apache Corp., 4.375%, 10/15/28	50,749
	175,000	Cenovus Energy, Inc., 6.75%, 11/15/39	84,756
	200,000	Gazprom PJSC Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	202,350
	42,000	Gulfport Energy Corp., 6.0%, 10/15/24	10,290
	65,000	Marathon Petroleum Corp., 5.375%, 10/1/22	61,365
	21,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	13,283
	27,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	12,454
	20,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	9,882
	75,000	Newfield Exploration Co., 5.625%, 7/1/24	40,248
	42,000	Petroleos Mexicanos, 5.35%, 2/12/28	29,295
	25,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	8,250
	35,000	Transocean, Inc., 6.8%, 3/15/38	8,050
	10,000	Transocean, Inc., 8.0%, 2/1/27 (144A)	4,750
	79,000	Valero Energy Corp., 6.625%, 6/15/37	82,829
	30,000	YPF SA, 6.95%, 7/21/27 (144A)	15,459
ARS	175,000	YPF SA, 16.5%, 5/9/22 (144A)	1,413
		Total Oil & Gas	$661,318
		Oil & Gas Services - 0.0%†
	18,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	$11,160
		Total Oil & Gas Services	$11,160
		Pharmaceuticals - 1.6%
	53,000	AbbVie, Inc., 4.05%, 11/21/39 (144A)	$54,516
EUR	105,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	110,680
	15,000	Bausch Health Cos., Inc., 5.0%, 1/30/28 (144A)	14,200
	10,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)	9,456
	15,000	Bausch Health Cos., Inc., 5.75%, 8/15/27 (144A)	15,444
	30,000	Cigna Corp., 3.4%, 3/15/50	28,313
	32,677	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	39,956
	55,366	CVS Pass-Through Trust, 6.036%, 12/10/28	60,082
	17,969	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	21,565
	31,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	30,845
	142,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	119,614
		Total Pharmaceuticals	$504,671
		Pipelines - 2.8%
	28,000	Cameron LNG LLC, 3.302%, 1/15/35 (144A)	$24,233
	64,000	Cameron LNG LLC, 3.402%, 1/15/38 (144A)	50,030
	15,000	Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)	13,050
	40,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	36,800
	16,000	DCP Midstream Operating LP, 5.6%, 4/1/44	7,083
	70,000	Enable Midstream Partners LP, 4.4%, 3/15/27	42,758
	122,000	Enable Midstream Partners LP, 4.95%, 5/15/28	73,563
	30,000	Energy Transfer Operating LP, 5.875%, 1/15/24	28,330
	35,000	Energy Transfer Operating LP, 6.0%, 6/15/48	29,358
	10,000	Energy Transfer Operating LP, 6.125%, 12/15/45	8,928
	21,000	Energy Transfer Operating LP, 6.5%, 2/1/42	19,121
	15,000(b)(d)	Energy Transfer Operating LP, 6.625% (3 Month USD LIBOR + 416 bps)	7,425
	115,000(b)(d)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	69,210
	4,000	EnLink Midstream LLC, 5.375%, 6/1/29	2,080
	9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	3,282
	135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	44,523
	34,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	11,475
	15,000	Enterprise Products Operating LLC, 3.95%, 1/31/60	12,605
	38,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	26,456
	30,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	21,084
	95,000	Kinder Morgan, Inc., 5.05%, 2/15/46	92,255
	38,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	36,591
	125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	115,331
	38,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	30,268
	19,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	16,405
	65,000	Williams Cos., Inc., 5.75%, 6/24/44	67,757
	95,000	Williams Cos., Inc., 7.5%, 1/15/31	110,385
		Total Pipelines	$1,000,386
		REITs – 1.6%
	40,000	GLP Capital LP/GLP Financing II, Inc., 4.0%, 1/15/30	$33,632
	55,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	50,722
	45,000	Highwoods Realty LP, 4.125%, 3/15/28	48,342
	120,000	iStar, Inc., 4.25%, 8/1/25	98,688
	30,000	iStar, Inc., 4.75%, 10/1/24	25,200

	Principal Amount USD ($)		Value
		REITs - (continued)
	86,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	$ 79,980
	150,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	151,805
	40,000	Simon Property Group LP, 3.25%, 9/13/49	32,177
	44,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	40,453
		Total REITs	$560,999
		Retail - 0.1%
	10,000	QVC, Inc., 4.75%, 2/15/27	$8,845
	44,000	Starbucks Corp., 3.35%, 3/12/50	41,471
		Total Retail	$50,316
		Software - 0.6%
	215,000	Citrix Systems, Inc., 3.3%, 3/1/30	$199,777
		Total Software	$199,777
		Telecommunications - 0.6%
	25,000	CenturyLink, Inc., 4.0%, 2/15/27 (144A)	$24,250
	23,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	19,953
	55,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	54,665
	13,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	11,635
	37,000	Sprint Corp., 7.25%, 9/15/21	38,136
	40,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	24,000
		Total Telecommunications	$172,639
		Transportation - 0.3%
	111,000	Union Pacific Corp., 3.75%, 2/5/70	$114,477
		Total Transportation	$114,477
		TOTAL CORPORATE BONDS
		(Cost $14,335,554)	$12,744,588
		FOREIGN GOVERNMENT BONDS - 3.1% of Net Assets
		Argentina - 0.6%
	150,000	Argentine Republic Government International Bond, 6.625%, 7/6/28	$41,025
	250,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	156,253
		Total Argentina	$197,278
		Egypt - 0.3%
EGP	1,754,000	Egypt Government Bond, 15.7%, 11/7/27	$120,196
		Total Egypt	$120,196
		Indonesia - 0.3%
IDR	1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$96,125
		Total Indonesia	$96,125
		Ivory Coast - 0.3%
EUR	100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	$93,907
		Total Ivory Coast	$93,907
		Mexico - 0.8%
MXN	5,300,000	Mexican Bonos, 8.5%, 5/31/29	$242,378
MXN	1,451,361	Mexican Udibonos, 2.0%, 6/9/22	58,290
		Total Mexico	$300,668
		Russia - 0.5%
RUB	12,276,000	Russian Federal Bond - OFZ, 8.15%, 2/3/27	$170,685
		Total Russia	$170,685
		Uruguay - 0.3%
UYU	4,429,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	$94,369
		Total Uruguay	$94,369
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $1,518,133)	$1,073,228

Face Amount USD ($)		Value
	INSURANCE-LINKED SECURITIES - 0.1% of Net Assets(g)
	Reinsurance Sidecars - 0.1%
	Multiperil - Worldwide - 0.1%
40,000+(a)(h)	Lorenz Re 2018, 7/1/21	$2,868
20,578+(a)(h)	Lorenz Re 2019, 6/30/22	18,609
	Total Reinsurance Sidecars	$21,477
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $32,756)	$21,477

Principal Amount USD ($)		Value
	MUNICIPAL BONDS - 0.2% of Net Assets(i)
	Municipal General Obligation - 0.2%
100,000(j)(k)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$59,250
	Total Municipal General Obligation	$59,250

	Principal Amount USD ($)		Value
		Municipal Higher Education - 0.0%†
	10,000	Amherst College, 3.794%, 11/1/42	$10,638
		Total Municipal Higher Education	$10,638
		TOTAL MUNICIPAL BONDS
		(Cost $77,481)	$69,888
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.0% of Net Assets*(e)
		Automobile - 0.1%
	33,700	Navistar, Inc., Tranche B Term Loan, 4.28% (LIBOR + 350 bps), 11/6/24	$29,600
		Total Automobile	$29,600
		Broadcasting & Entertainment - 0.2%
	72,014	Sinclair Television Group, Inc., Tranche B Term Loan, 3.24% (LIBOR + 225 bps), 1/3/24	$69,133
		Total Broadcasting & Entertainment	$69,133
		Buildings & Real Estate - 0.0%†
	8,319	Builders FirstSource, Inc., Refinancing Term Loan, 4.613% (LIBOR + 300 bps), 2/29/24	$7,570
		Total Buildings & Real Estate	$7,570
		Chemicals, Plastics & Rubber - 0.1%
	41,971	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 3.2% (LIBOR + 175 bps), 6/1/24	$39,662
		Total Chemicals, Plastics & Rubber	$39,662
		Computers & Electronics - 0.0%†
	12,658	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 5.239% (LIBOR + 425 bps), 6/26/25	$9,557
		Total Computers & Electronics	$9,557
		Diversified & Conglomerate Service - 0.1%
	19,500	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25	$17,599
		Total Diversified & Conglomerate Service	$17,599
		Healthcare & Pharmaceuticals - 0.1%
	32,608	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 4.489% (LIBOR + 350 bps), 9/26/24	$26,445
		Total Healthcare & Pharmaceuticals	$26,445
		Healthcare, Education & Childcare - 0.6%
	37,056	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 5.5% (LIBOR + 450 bps), 10/24/23	$29,089
	71,805	Gentiva Health Services, Inc., First Lien Term B Loan, 4.25% (LIBOR + 325 bps), 7/2/25	67,856
	72,034	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.2% (LIBOR + 375 bps), 2/21/25	54,206
	60,935	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 4.739% (LIBOR + 375 bps), 11/16/25	56,060
		Total Healthcare, Education & Childcare	$207,211
		Hotel, Gaming & Leisure - 0.2%
	71,028	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 2.739% (LIBOR + 175 bps), 11/19/26	$65,879
		Total Hotel, Gaming & Leisure	$65,879
		Insurance - 0.8%
	146,170	Confie Seguros Holding II Co., Term B Loan, 6.363% (LIBOR + 475 bps), 4/19/22	$113,428
	66,022	Integro Parent, Inc., First Lien Initial Term Loan, 6.75% (LIBOR + 575 bps), 10/31/22	65,032
	97,500	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 3.989% (LIBOR + 300 bps), 5/16/24	88,969
		Total Insurance	$267,429
		Leisure & Entertainment - 0.0%†
	54,022	24 Hour Fitness Worldwide, Inc., Term Loan, 4.95% (LIBOR + 350 bps), 5/30/25	$13,415
	15,560	Fitness International LLC, Term B Loan, 4.322% (LIBOR + 325 bps), 4/18/25	11,800
		Total Leisure & Entertainment	$25,215
		Machinery - 0.1%
	26,532	Shape Technologies Group, Inc., Initial Term Loan, 4.806% (LIBOR + 300 bps), 4/21/25	$19,235
		Total Machinery	$19,235
		Retail - 0.2%
	84,593	Bass Pro Group LLC, Initial Term Loan, 6.072% (LIBOR + 500 bps), 9/25/24	$71,904
	14,888	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.015% (LIBOR + 450 bps), 9/12/24	12,022
		Total Retail	$83,926
		Securities & Trusts - 0.1%
	68,513	Stonepeak Lonestar Holdings LLC, Initial Term Loan, 6.336% (LIBOR + 450 bps), 10/19/26	$49,500
		Total Securities & Trusts	$49,500
		Telecommunications - 0.4%
	117,831	Virgin Media Bristol LLC, N Facility, 3.205% (LIBOR + 250 bps), 1/31/28	$112,234
	32,119	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan, 8.25% (PRIME + 500 bps), 3/29/21	19,914
		Total Telecommunications	$132,148
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $1,224,027)	$1,050,109
		SUPRANATIONAL BOND - 0.3% of Net Assets
IDR	1,450,700,000	International Bank for Reconstruction & Development, 7.45%, 8/20/21	$89,702
		TOTAL SUPRANATIONAL BOND
		(Cost $103,511)	$89,702
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 19.2% of Net Assets
	26,990	Fannie Mae, 3.0%, 10/1/30	$28,423

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
2,779	Fannie Mae, 3.0%, 2/1/43	$2,938
82,966	Fannie Mae, 3.0%, 5/1/43	87,687
1,687	Fannie Mae, 3.0%, 5/1/46	1,794
15,758	Fannie Mae, 3.0%, 5/1/46	16,676
1,641	Fannie Mae, 3.0%, 10/1/46	1,745
836	Fannie Mae, 3.0%, 1/1/47	889
66,260	Fannie Mae, 3.0%, 1/1/47	70,327
3,673	Fannie Mae, 3.0%, 4/1/48	3,898
5,444	Fannie Mae, 3.0%, 7/1/49	5,764
7,136	Fannie Mae, 3.0%, 7/1/49	7,573
45,148	Fannie Mae, 3.5%, 6/1/42	48,443
22,814	Fannie Mae, 3.5%, 12/1/42	24,486
61,757	Fannie Mae, 3.5%, 2/1/44	66,229
44,786	Fannie Mae, 3.5%, 2/1/45	48,064
54,042	Fannie Mae, 3.5%, 6/1/45	57,602
51,407	Fannie Mae, 3.5%, 9/1/45	56,045
43,481	Fannie Mae, 3.5%, 1/1/46	46,304
14,339	Fannie Mae, 3.5%, 3/1/46	15,267
33,300	Fannie Mae, 3.5%, 4/1/46	35,395
34,428	Fannie Mae, 3.5%, 5/1/46	36,895
35,580	Fannie Mae, 3.5%, 7/1/46	37,771
76,912	Fannie Mae, 3.5%, 9/1/46	81,626
16,008	Fannie Mae, 3.5%, 10/1/46	17,042
21,537	Fannie Mae, 3.5%, 10/1/46	22,839
36,960	Fannie Mae, 3.5%, 12/1/46	39,199
18,409	Fannie Mae, 3.5%, 1/1/47	19,519
53,713	Fannie Mae, 3.5%, 1/1/47	57,558
55,809	Fannie Mae, 3.5%, 1/1/47	59,622
92,285	Fannie Mae, 3.5%, 1/1/47	98,240
265,043	Fannie Mae, 3.5%, 9/1/49	285,888
50,260	Fannie Mae, 4.0%, 10/1/40	55,273
7,495	Fannie Mae, 4.0%, 12/1/40	8,243
28,010	Fannie Mae, 4.0%, 11/1/43	30,555
31,628	Fannie Mae, 4.0%, 11/1/43	34,234
15,610	Fannie Mae, 4.0%, 10/1/45	16,870
40,206	Fannie Mae, 4.0%, 12/1/45	43,457
25,761	Fannie Mae, 4.0%, 4/1/47	27,701
38,802	Fannie Mae, 4.0%, 4/1/47	41,724
17,066	Fannie Mae, 4.0%, 6/1/47	18,358
22,405	Fannie Mae, 4.0%, 7/1/47	24,094
181,293	Fannie Mae, 4.5%, 8/1/40	198,605
54,428	Fannie Mae, 4.5%, 11/1/40	59,621
27,496	Fannie Mae, 4.5%, 5/1/41	30,121
20,325	Fannie Mae, 4.5%, 12/1/41	21,872
23,880	Fannie Mae, 4.5%, 2/1/44	26,066
24,603	Fannie Mae, 4.5%, 2/1/44	26,813
72,081	Fannie Mae, 4.5%, 6/1/44	78,912
35,114	Fannie Mae, 4.5%, 5/1/46	38,291
216,608	Fannie Mae, 4.5%, 1/1/49	232,918
25,776	Fannie Mae, 5.0%, 4/1/30	28,020
21,214	Fannie Mae, 5.0%, 1/1/39	23,531
5,286	Fannie Mae, 5.0%, 6/1/40	5,859
125	Fannie Mae, 6.0%, 3/1/32	144
25,077	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	26,287
65,990	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	69,770
13,266	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	14,026
54,473	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	57,592
36,895	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	38,935
2,640	Federal Home Loan Mortgage Corp., 3.0%, 10/1/46	2,803
18,717	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	19,746
42,387	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	44,877
57,722	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	60,841
1,701	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	1,801
17,859	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	19,123
10,824	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	11,617
59,285	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	63,550
54,876	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	58,444
31,096	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	33,037
53,722	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	57,167
51,445	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	55,338
93,450	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	100,276
33,790	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	35,861
89,555	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	95,999
20,121	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	21,754
38,188	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	41,287
18,116	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	19,485
24,592	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	26,369

Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
56,968	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	$61,267
43,788	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	47,538
207	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	228
622	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	671
4,663	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	5,182
17,912	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	19,863
9,411	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	10,669
63,549	Government National Mortgage Association I, 3.5%, 11/15/41	68,501
14,772	Government National Mortgage Association I, 3.5%, 7/15/42	15,969
12,272	Government National Mortgage Association I, 3.5%, 10/15/42	13,225
21,706	Government National Mortgage Association I, 3.5%, 8/15/46	23,118
4,215	Government National Mortgage Association I, 4.0%, 12/15/41	4,533
144,012	Government National Mortgage Association I, 4.0%, 4/15/42	154,152
64,988	Government National Mortgage Association I, 4.0%, 8/15/43	73,335
7,341	Government National Mortgage Association I, 4.0%, 3/15/44	7,975
19,811	Government National Mortgage Association I, 4.0%, 9/15/44	21,462
24,093	Government National Mortgage Association I, 4.0%, 4/15/45	26,290
35,555	Government National Mortgage Association I, 4.0%, 6/15/45	38,807
4,917	Government National Mortgage Association I, 4.5%, 9/15/33	5,418
10,529	Government National Mortgage Association I, 4.5%, 4/15/35	11,617
20,880	Government National Mortgage Association I, 4.5%, 1/15/40	23,355
62,549	Government National Mortgage Association I, 4.5%, 3/15/40	69,469
16,341	Government National Mortgage Association I, 4.5%, 9/15/40	18,112
15,057	Government National Mortgage Association I, 4.5%, 7/15/41	16,659
3,608	Government National Mortgage Association I, 5.0%, 4/15/35	4,079
3,682	Government National Mortgage Association I, 5.5%, 1/15/34	4,177
5,840	Government National Mortgage Association I, 5.5%, 4/15/34	6,631
1,613	Government National Mortgage Association I, 5.5%, 7/15/34	1,834
4,130	Government National Mortgage Association I, 5.5%, 6/15/35	4,488
527	Government National Mortgage Association I, 6.0%, 2/15/33	599
655	Government National Mortgage Association I, 6.0%, 3/15/33	725
878	Government National Mortgage Association I, 6.0%, 3/15/33	998
1,451	Government National Mortgage Association I, 6.0%, 6/15/33	1,676
1,180	Government National Mortgage Association I, 6.0%, 7/15/33	1,336
1,587	Government National Mortgage Association I, 6.0%, 7/15/33	1,776
677	Government National Mortgage Association I, 6.0%, 9/15/33	746
772	Government National Mortgage Association I, 6.0%, 9/15/33	859
1,129	Government National Mortgage Association I, 6.0%, 10/15/33	1,263
4,145	Government National Mortgage Association I, 6.0%, 8/15/34	4,580
335	Government National Mortgage Association I, 6.5%, 3/15/29	368
1,026	Government National Mortgage Association I, 6.5%, 1/15/30	1,126
291	Government National Mortgage Association I, 6.5%, 2/15/32	339
305	Government National Mortgage Association I, 6.5%, 3/15/32	356
455	Government National Mortgage Association I, 6.5%, 11/15/32	550
45	Government National Mortgage Association I, 7.0%, 3/15/31	46
7,870	Government National Mortgage Association II, 3.5%, 3/20/45	8,389
10,655	Government National Mortgage Association II, 3.5%, 4/20/45	11,458
13,044	Government National Mortgage Association II, 3.5%, 4/20/45	14,016
18,002	Government National Mortgage Association II, 3.5%, 3/20/46	19,523
61,589	Government National Mortgage Association II, 3.5%, 11/20/46	65,628
32,256	Government National Mortgage Association II, 4.0%, 9/20/44	35,160
50,077	Government National Mortgage Association II, 4.0%, 10/20/46	53,797
49,863	Government National Mortgage Association II, 4.0%, 1/20/47	53,273
20,417	Government National Mortgage Association II, 4.0%, 2/20/48	22,512
22,456	Government National Mortgage Association II, 4.0%, 4/20/48	24,765
9,826	Government National Mortgage Association II, 4.5%, 9/20/41	10,824
33,918	Government National Mortgage Association II, 4.5%, 9/20/44	36,388
12,002	Government National Mortgage Association II, 4.5%, 10/20/44	13,103
25,714	Government National Mortgage Association II, 4.5%, 11/20/44	28,068
2,651	Government National Mortgage Association II, 5.5%, 3/20/34	2,986
4,315	Government National Mortgage Association II, 6.0%, 11/20/33	4,918
187,019	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	222,635
631,469	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	767,417
496,912	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	611,702
380,342	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	472,533
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $6,129,367)	$6,684,077

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
3,182^(l)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN	–	MXN	– (n)	10/23/22	$–
3,182^(m)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN	–	MXN	– (n)	10/23/22	–
$–
TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $–)							$–

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED - 0.0%†
480,000	Put EUR Call USD	Bank of America NA	EUR	5,096	EUR	1.10	4/29/20	$4,739

	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
	(Premiums paid $5,096)							$4,739
	TOTAL OPTIONS PURCHASED
	(Premiums paid $5,096)							$4,739
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 91.5%
	(Cost $34,732,172)							$31,653,220

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 2.4%
	CLOSED-END FUND - 2.4% of Net Assets
97,089(o)	Pioneer ILS Interval Fund	$ —	$ —	$11,651	$819,433
	TOTAL CLOSED-END FUND
	(Cost $998,388)				$819,433
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.4%
	(Cost $998,388)				$819,433

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN - (0.0)%†
(480,000)	Call EUR Put USD	Bank of America NA	EUR	5,096	EUR	1.21	4/29/20	$(61)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN
	(Premiums received $(5,096))							$(61)
	OTHER ASSETS AND LIABILITIES - 6.1%							$2,116,403
	NET ASSETS - 100.0%							$34,588,995

bps	Basis Points.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30-35 Days.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2020, the value of these securities amounted to $13,471,726, or 38.9% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2020.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2020.
(e)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2020.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Securities are restricted as to resale.
(h)	Issued as preference shares.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security is in default.
(k)	Represents a General Obligation Bond.
(l)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 14.5 billion.
(n)	Strike price is 1 Mexican Peso (MXN).
(o)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc. (the “Adviser”).

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	5,004,326	USD	(504,167)	Bank of America NA	5/29/20	$ 730
EUR	156,445	USD	(169,552)	Bank of New York Mellon Corp.	5/26/20	3,155
USD	93,480	EUR	(83,305)	Bank of New York Mellon Corp.	5/26/20	1,515
USD	185,430	MXN	(3,595,300)	Brown Brothers Harriman & Co.	5/29/20	34,397
EUR	175,000	USD	(189,850)	Citibank NA	6/26/20	3,560
COP	707,039,008	USD	(207,348)	Goldman Sachs International	4/24/20	(33,541)
USD	180,690	COP	(707,039,008)	Goldman Sachs International	4/24/20	6,883
NOK	1,861,465	EUR	(179,318)	HSBC Bank USA NA	6/2/20	(19,140)
RUB	6,405,000	USD	(87,806)	HSBC Bank USA NA	5/27/20	(6,806)
SEK	2,136,507	EUR	(200,252)	HSBC Bank USA NA	5/4/20	(5,424)
INR	15,787,467	USD	(218,478)	JPMorgan Chase Bank NA	4/27/20	(9,582)
NOK	2,930,100	USD	(312,138)	JPMorgan Chase Bank NA	5/28/20	(30,583)
AUD	608,765	USD	(400,475)	State Street Bank & Trust Co.	4/28/20	(26,823)
EUR	53,654	USD	(60,923)	State Street Bank & Trust Co.	5/26/20	(1,691)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(83,350)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1	U.S. 2 Year Note (CBT)	6/30/20	$217,188	$220,383	$3,195
3	U.S. Ultra Bond (CBT)	6/19/20	603,750	665,625	61,875
			$820,938	$886,008	$65,070

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
20	Euro-Bobl	6/8/20	$3,002,121	$2,978,812	$23,309
8	Euro-Bund	6/8/20	1,543,492	1,520,227	23,265
9	U.S. 10 Year Note (CBT)	6/19/20	1,196,476	1,248,187	(51,711)
28	U.S. 10 Year Ultra	6/19/20	4,143,344	4,368,875	(225,531)
			$9,885,433	$10,116,101	$(230,668)
TOTAL FUTURES CONTRACTS			$(9,064,495)	$(9,230,093)	$(165,598)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference /Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
1,195,600	Markit CDX North America High Yield Index Series 33	Receive	5.00%	12/20/24	$(12,952)	$(52,964)	$(65,916)
320,000	Markit CDX North America High Yield Index Series 34	Receive	5.00%	6/20/25	(20,032)	630	(19,402)
TOTAL SWAP CONTRACTS					$(32,984)	$(52,334)	$(85,318)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Paper & Forest Products	$–	$31	$–	$31
All Other Common Stock	25	–	–	25
Convertible Preferred Stock	375,836	–	–	375,836
Asset Backed Securities	–	2,596,529	–	2,596,529
Collateralized Mortgage Obligations	–	4,779,406	–	4,779,406
Commercial Mortgage-Backed Securities	–	2,033,891	–	2,033,891
Convertible Corporate Bonds	–	129,694	–	129,694
Corporate Bonds	–	12,744,588	–	12,744,588
Foreign Government Bonds	–	1,073,228	–	1,073,228
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	21,477	21,477
Municipal Bonds	–	69,888	–	69,888
Senior Secured Floating Rate Loan Interests	–	1,050,109	–	1,050,109
Supranational Bond	–	89,702	–	89,702
U.S. Government and Agency Obligations	–	6,684,077	–	6,684,077
Over The Counter (OTC) Call Option Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Option Purchased	–	4,739	–	4,739
Affiliated Closed-End Fund	–	819,433	–	819,433
Total Investments in Securities	$375,861	$32,075,315	$21,477	$32,472,653
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(61)	$–	$(61)
Net unrealized depreciation on forward foreign currency exchange contracts	–	(83,350)	–	(83,350)
Net unrealized depreciation on futures contracts	(165,598)	–	–	(165,598)
Swap contracts, at value	–	(85,318)	–	(85,318)
Total Other Financial Instruments	$(165,598)	$(168,729)	$–	$(334,327)

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 12/31/19	$22,002
Realized gain (loss)	--
Change in unrealized appreciation (depreciation)	2,150
Accrued discounts/premiums	--
Purchases	--
Sales	(2,675)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 3/31/20	$21,477

* Transfers are calculated on the beginning of period values. For the three months ended March 31, 2020, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2020: $2,150.